Consolidated Statements of Changes in Shareholders’ Equity	Ordinary Shares Predecessor HKD ($)	Ordinary Shares Successor HKD ($)	Ordinary Shares HKD ($) shares	Ordinary Shares USD ($) shares	Additional Paid in capita Predecessor HKD ($)	Additional Paid in capita Successor HKD ($)	Additional Paid in capita HKD ($)	Additional Paid in capita USD ($)	Accumulated Deficit Predecessor HKD ($)	Accumulated Deficit Successor HKD ($)	Accumulated Deficit HKD ($)	Accumulated Deficit USD ($)	Predecessor HKD ($)	Successor HKD ($)	HKD ($)	USD ($)
Balance (in Dollars)			$ 20,000								$ (4,243,589)				$ (4,243,589)
Balance at Oct. 11, 2022			$ 20,000								(4,243,589)				(4,243,589)
Balance (in Shares) at Oct. 11, 2022 | shares			20,000	20,000
Elimination after combined			$ (20,000)								4,243,589				4,243,589
Elimination after combined (in Shares) | shares			(20,000)	(20,000)
Paid up capital			$ 10,310				9,989,790								10,000,100
Paid up capital (in Shares) | shares			13,250,000	13,250,000
Contribution from shareholders							16,364,143								16,364,143
Net loss									$ (156,387)	$ (6,830,973)			$ (156,387)	$ (6,830,973)
Balance at Sep. 30, 2023			$ 10,310				26,353,933				(6,987,360)				19,376,883
Balance (in Shares) at Sep. 30, 2023 | shares			13,250,000	13,250,000
Balance (in Dollars)			$ 10,310				26,353,933				(6,987,360)				19,376,883
Paid up capital			$ 1,566				62,868,934								62,870,500
Paid up capital (in Shares) | shares			2,012,500	2,012,500
Reserves utilized							(6,364,143)								(6,364,143)
Offering costs capitalized							18,758,367								(18,758,367)
Net loss											(5,487,765)				(5,487,765)
Balance at Sep. 30, 2024			$ 11,876				64,100,357				(12,475,125)				51,637,108
Balance (in Shares) at Sep. 30, 2024 | shares			15,262,500	15,262,500
Balance (in Dollars)			$ 11,876				64,100,357				(12,475,125)				51,637,108
Net loss											(70,409,731)				(70,409,731)	$ (9,049,044)
Balance at Sep. 30, 2025			$ 12,810	$ 1,646			107,399,073	$ 13,802,911			(82,884,856)	$ (10,652,345)			24,527,027	3,152,212
Balance (in Shares) at Sep. 30, 2025 | shares			16,462,500	16,462,500
Share compensation			$ 934				43,298,716								43,299,650
Share compensation (in Shares) | shares			1,200,000	1,200,000
Balance (in Dollars)			$ 12,810	$ 1,646			$ 107,399,073	$ 13,802,911			$ (82,884,856)	$ (10,652,345)			$ 24,527,027	$ 3,152,212